Income Taxes (Income before Income Taxes and Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Line Items]
Income before Income Taxes	¥ 254,352	¥ 296,577	¥ 302,995
Income before Income Taxes	141,378	138,924	121,970
Income before Income Taxes	395,730	435,501	424,965
Current provision for income taxes	103,819	108,324	118,721
Deferred provision for income taxes	(35,128)	5,588	25,318
Provision for income taxes	68,691	113,912	144,039
Japan
Income Taxes [Line Items]
Current provision for income taxes	83,995	85,514	85,963
Deferred provision for income taxes	(51,795)	5,960	20,859
Overseas
Income Taxes [Line Items]
Current provision for income taxes	19,824	22,810	32,758
Deferred provision for income taxes	¥ 16,667	¥ (372)	¥ 4,459